Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 11,095,848	$ 18,926,933
Receivables	440,930	1,190,689
Prepaid expenses	6,580,976	2,268,776
Inventory	750,151	420,737
Current assets	18,867,905	22,807,135
Non-current assets
Restricted cash	184,314	110,707
Plant and equipment	9,990,542	5,323,766
Goodwill and other intangible assets	1,239,131	1,239,123
TOTAL ASSETS	30,281,892	29,480,731
Current liabilities
Trade payables and accrued liabilities	2,128,226	1,262,861
Customer deposits	411,479	303,076
Construction contract liability	199,465	99,707
Shareholder loan	2,076	6,230
Deferred income tax	42,855	149,794
Current portion of lease liabilities	604,886
Total Current Liabilities	3,388,987	1,821,668
Non-current liabilities
Derivative liability	7,072,134	4,752,875
Lease liabilities	858,790
TOTAL LIABILITIES	11,319,911	6,574,543
EQUITY
Share capital	66,574,255	46,622,299
Deficit	(62,116,008)	(31,373,697)
Reserves	14,503,734	7,657,586
TOTAL EQUITY	18,961,981	22,906,188
TOTAL LIABILITIES AND EQUITY	$ 30,281,892	$ 29,480,731